                    [Van Kampen Investments Inc. Letterhead]


                                                                         497 (j)


                                                     May 1, 2006

Securities and Exchange Commission
100 F Street, N.E.
Washington D.C. 20549

         Re: Van Kampen Harbor Fund
             Rule 497(j) Filing (File Nos. 2-12685 and 811-00734)

Ladies and Gentlemen:

         Van Kampen Harbor Fund (the "Registrant") filed via EDGAR on April 26, 2006 an electronically signed copy of Post-Effective Amendment No. 91 to the Registration Statement on Form N-1A complete with exhibits thereto. The Registration Statement and Exhibits were filed pursuant to Rule 485 (b) of the general rules and regulations of the Securities and Exchange Commission promulgated under the Securities Act of 1933 (the "1933 Act Rules"), as amended, and under the Investment Company Act of 1940, as amended.

         In accordance with the provisions of Rule 497 (j) of the 1933 Act Rules, this letter serves to certify that the Prospectuses and the Statement of Additional Information contained in the Registration Statement do not differ from that which would have been filed pursuant to Rule 497 (c) of the 1933 Act Rules.

         Should the staff have any questions regarding the foregoing, please call me at (630) 684-6301.

                                                     Very truly yours,
                                                     /s/ Elizabeth Nelson
                                                     --------------------
                                                     Elizabeth Nelson
                                                     Assistant Secretary